Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	471.2	466.8
Common stock, shares outstanding (in shares)	471.2	466.8